Goodwill And Intangible Assets	3 Months Ended
Mar. 31, 2011
Goodwill And Intangible Assets
Goodwill and Intangible Assets

(10) Goodwill and Intangible Assets

Intangible assets at March 31, 2011 and December 31, 2010 are as follows:

	Weighted Average Amortization Period	Gross Carrying Amount		Accumulated Amortization or Allocated to Solar Energy System		Net Carrying Amount
		March 31, 2011	December 31, 2010	March 31, 2011	December 31, 2010	March 31, 2011	December 31, 2010
Dollars in millions
Amortizable intangible assets:
Favorable energy credits	7	$14.2	$14.2	$(3.9)	$(3.2)	$10.3	$11.0
Customer relationships(1)	6	7.4	5.4	(1.0)	(0.8)	6.4	4.6
Trade name	15	4.1	4.1	(0.4)	(0.3)	3.7	3.8
Internally developed software	3	1.3	1.3	(0.6)	(0.5)	0.7	0.8
Developed technology(1)	5	20.0	20.0	(1.7)	(1.3)	18.3	18.7
Customer sales backlog(1)	1	0.4	0.4	(0.3)	(0.2)	0.1	0.2

Total amortizable intangible assets		$47.4	$45.4	$(7.9)	$(6.3)	$39.5	$39.1

Indefinite lived assets:
In-process technology(1)	Indefinite	$0.3	$0.3	$—	$—	$0.3	$0.3
Power plant development arrangements(2)	Indefinite	18.0	18.0	(5.5)	(4.9)	12.5	13.1

Total indefinite lived assets		$18.3	$18.3	$(5.5)	$(4.9)	$12.8	$13.4

(1)

These intangibles represent the amounts acquired in the Solaicx acquisition, except within the customer relationships intangible which includes $7.1 million for SunEdison. The useful life for in-process technology will be determined once the research and development process is complete and at that time amortization of the asset will begin.

(2)

Power plant development arrangements are allocated to the solar energy system (fixed assets or inventory) upon completion of the related solar energy systems stemming from the backlog at the date of acquisition.

During the first quarter of 2011, SunEdison completed the acquisition of 100% of the voting equity of a company for a preliminary purchase price of $9.1 million, of which $5.0 million relates to contingent consideration. We preliminarily recorded $7.1 million and $2.0 million to goodwill and intangibles, respectively. These are preliminary estimates and are subject to change upon completion of our valuation procedures.